Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Stock Options Granted
	Year ended December 31, 2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands
Outstanding at beginning of year	3,723,286	2.52	4.06	8,005
Granted	1,020,863	2.62
Exercised	(283,260)	2.44
Forfeited or expired (*)	(564,167)	2.40

Outstanding at end of the year	3,896,722	2.57	3.83	117

Options exercisable at end of the year	2,258,412	2.61	3.38	77

Vested and expected to vest	3,576,791	2.57	3.75	113

Schedule of RSUs Granted
	Year ended December 31, 2025
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	2,723,042	2.43
Granted	2,295,350	2.32
Vested	(1,084,453)	2.49
Forfeited	(465,091)	2.41

Unvested at end of the year	3,468,848	2.34

Schedule of Equity-Based Compensation Expense
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Cost of revenues	471	495	482
Research and development, net	679	701	828
Sales and marketing	1,361	1,355	1,416
General and administrative	1,580	1,747	1,238

Total share-based compensation expenses	4,091	4,298	3,964